Note 8 - Inventories - Inventory Shown in the Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory	$ 587	$ 645
Lubricants [Member]
Inventory	522	574
Consumable Stores [Member]
Inventory	$ 65	$ 71